SHAREHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
SHAREHOLDERS’ EQUITY

18. SHAREHOLDERS’ EQUITY

Ordinary shares

Blue Hat Cayman was established under the laws of Cayman Islands on June 13, 2018. The authorized number of ordinary shares is 500,000,000 shares with a par value of $0.01 per ordinary share.

On May 10, 2022, the Company has authorized and approved a 1-for-10 reverse stock split of the Company’s authorized (issued and unissued) shares of ordinary shares, effective May 27, 2022. The reverse stock split would be reflected in December 31, 2023, and December 31, 2022 statements of changes in stockholders’ equity, and in per share data for all period presented.

On June 6, 2022, DTCC is presenting 35,641,462 shares for reverse split and request 3,572,818 shares after reverse split. The additional 8,762 shares requested represents Beneficial/Participant.

Securities Purchase Agreement

In June 2022, the Company entered into an Agreement with Aegis Capital Corp., to engages Aegis act as the Company’s exclusive underwriter and investment banker to consist of a sale of up to $10 million of the Company’s Securities. On July 11, 2022, the company issued 500,000 ordinary shares, par value $0.01 per share in the purchase contracts at a price of $3.60 per share directly to Blackhorse Capital Co., Ltd and Gold Bull Capital Co., Ltd respectively. Under the terms of the securities purchase agreement the Company has agreed that the undersigned, Hudson Bay Master Fund Ltd., entitled to 94,429 ordinary shares of the warrant issued on July 15, 2020, and has exercised 60,845 ordinary shares as of July 26, 2022 on a Cashless basis, with the bid price as of such time of execution of this exercise was $2.65 per share. The Company has agreed that the undersigned, Hudson Bay Master Fund Ltd., entitled to 300,000 ordinary shares of the warrant issued on July 15, 2020, and has exercised 100,933 and 108,714 ordinary shares respectively as of August 2, 2022 and August 4, 2022 on a Cashless basis, with the bid price as of such time of execution of this exercise was $2.51 and $2.24 per share.

On March 2023, the Company entered into an Agreement with F&P Capital Management Company Limited to consist of a sale of 4,000,000 ordinary shares, par value $0.01 at a total consideration of $2,800,000. F&P act as the Company’s party to distribute the shares to individuals: Wei WEN, Youzhi FAN, Ping LIU, Qian WANG, Chengcheng FAN, and Yao CHENG.

On September 2023 afterwards, the Company announced that the securities purchase agreement dated as of July 8, 2020 with Alto Opportunity Master Fund, SPC - Segregated Master Portfolio B and Hudson Bay Master Fund Ltd. was effective. The effectiveness of the 1-for-10 reverse split of the ordinary shares, par value $0.001 per share, the exercise price per share of the common stock shall be adjusted to $0.70, result in an additional warrant amount of $283,425.

On February and March 2024, the Company announced that the securities purchase agreement dated as of July 8, 2020 with Alto Opportunity Master Fund, SPC - Segregated Master Portfolio B and Hudson Bay Master Fund Ltd. was effective. The effectiveness of the 1-for-10 reverse split of the ordinary shares, par value $0.001 per share. The exercise price per share of the common stock shall be adjusted to $0.70, the company issued 25,000 and 75,000 shares at $0.7 per share, respectively.

Consulting Service Agreement

On July 29, 2020, the Company entered into a Consulting Service Agreement (the “Agreement”) with First Trust China Ltd (the “Consultant”), a company incorporated in PRC, pursuant to which Consultant will: (i) assisting the Company in planning and implementing new business plans with the objective of improve Company’s long-term growth potential and delivering values to shareholders; (ii) advising the Company’s board of directors and management on all matters as positioning the Company for its next stage of growth; (iii) identifying prospective joint venture and strategic alliance opportunities for the Company, helping the Company to negotiate agreements and advising the Company on mergers and acquisitions; and (iv) identifying potential merger and acquisition targets for the Company, and provide necessary business analysis, evaluation and due diligence of the targeted companies as requested by the Company, as well as advising the Company on specific merger/acquisition issues. The term of the Agreement is one year. In consideration of the services to be provided by the Consultant to the Company, the Company agrees to pay the Consultant consulting fee totally $360,000 or 500,000 common shares. The Company shall issue a total of 500,000 of the Company Ordinary shares (the “Consultant Shares”) as the payment for the above mentioned consultant fee to the Consultant. For the year ended December 31, 2020, the Company recorded stock related compensation of $287,500, based on the stock closing price of $1.15 within ten days of the Agreement date, for the 250,000 shares which were released to the Consultant immediately upon issuance. On September 14, 2021, the Company released the second batch of 250,000 shares to the Consultant and the Company will recognize stock related compensation of $155,825 for the 250,000 shares. On March 30, 2022, the BOD of company announced to issue an aggregate of 5,000,000 and 3,000,000 ordinary shares of the Company, par value 0.001 to Chengguo and Qirui , respectively, according to the Technical Consulting Service Contract between the Company Chengguo and Qirui dated Jan 1, 2021 . According to the Supplementary agreement, Chengguo and Qirui provided service, and the service period for Chengguo was from January 1, 2021 to Dec 31 2023 and the service period for Qirui was from January 1, 2021 to December 31, 2023. Because the first year of agreement was period of investigation, both services started at January 1, 2022 actually as stated in the agreement. It resulted the amortization of additional paid-in capital was 2 years for this agreement. And the shares were issued on April 7, 2022. On May 24, 2022, this Regulation S Certification is being delivered in connection with the issuance contemplated under Technology Development Service Agreement by and between the Company and Fujian Xinwanzhong Network Technology Co., Ltd., pursuant to which the Company will issue an aggregate of 8,000,000 restricted ordinary shares of the Company, par value $0.001 per share. On May 24, 2022, this Regulation S Certification is being delivered in connection with the issuance contemplated under the Consultancy Service Contract by and between Blue Hat Interactive Entertainment Technology, the Company and Shenzhen BAK Battery Co., Ltd., pursuant to which the Company will issue an aggregate of 2,800,000 restricted ordinary shares of the Company, par value $0.001 per share. The agreement has been terminated in 2024. On May 24, 2022, this Regulation S Certification is being delivered in connection with the issuance contemplated under the Technical Consulting Service Contract by and between the Company and Beijing Kehuihua Planning Consulting Co., Ltd., pursuant to which the Company will issue an aggregate of 2,600,000 restricted ordinary shares of the Company, par value $0.001 per share. The agreement has been terminated in 2024. On May 2023 , the Company engaged Dengwei as the non-exclusive advisor to assist the Company in identifying potential business development opportunities, merging and acquisition opportunities and negotiation with identified businesses, under the agreement, the Company issue 500,000 common shares, par value $0.01 per share.

On August 29, 2023, the Company and FirsTrust China Ltd signed a consulting contract to provide the Company with consulting advice on development strategies and business operations for a period of 6 months from August 29 2023 to February 28, 2024, the contractual payment is for a total of 300,000 ordinary shares.

Diamond purchase agreement

On June 28, 2023, the Company has entered into two diamonds purchased agreements with Alpha Infinity Fintech Inc. and Fujian Blue Sea Resting Sun Science and Technology Limited respectively, pursuant to which the Company agreed to purchase the diamonds from and the subscribers have agreed to sell to the Company, a number of diamonds valued at $25,472,904.53 in respect of the Diamonds Purchase with Alpha and $5,607,025.14 in respect of the Diamonds Purchase with Blue Sea, totaling $31,079,929.67 in value. Pursuant to the Alpha Agreement, the consideration for the Diamonds thereunder shall be settled by way of (i) issuance of the Company’s ordinary shares, par value $0.01 per share to Alpha and its designated allottees; and (ii) payment of $1.3 million in cash. Pursuant to the Blue Sea Agreement, the consideration for the Diamonds thereunder shall settled by way of issuance of the Company’s Ordinary Shares to Blue Sea and its designated allottees. Part of the consideration will be in the form of the Company issuing to the subscribers a total of 42,000,000 Ordinary Shares for a purchase price of $0.71 per Purchased Share and a total aggregate consideration of $29,820,000. As the closing price of the Company stock was $1.01 per share on June 28, 2023, the purchased was $42,000,000.

Restricted assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by Blue Hat WFOE and Blue Hat Fujian (collectively “Blue Hat PRC entities”) only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of Blue Hat PRC entities.

Blue Hat PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of their registered capital. In addition, Blue Hat PRC entities may allocate a portion of its after- tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. Blue Hat PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to a discretionary surplus fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

As a result of the foregoing restrictions, Blue Hat PRC entities are restricted in their ability to transfer their assets to the Company. Foreign exchange and other regulation in the PRC may further restrict Blue Hat PRC entities from transferring funds to the Company in the form of dividends, loans and advances. As of December 31, 2024, 2023 and 2022 amounts restricted are the paid-in-capital and statutory reserve of Blue Hat PRC entities, which amounted to $97,432,004, $96,555,324 and $46,388,025, respectively.

Payments-omnibus equity plan

The 2020 Equity Incentive Plan was adopted by the shareholders of the Company on December 9, 2020, the maximum number of ordinary shares in respect of which any awards may be granted or paid out thereunder is 6,000,000 ordinary shares of par value of US$0.001 per share. Pursuant to the resolutions of the shareholders of the Company passed on 10 May 2022, every 10 ordinary shares of a par value of US$0.001 each in the authorized share capital of the Company (including issued and unissued share capital) were consolidated into 1 ordinary share of a par value of US$0.01 each (the “Share Consolidation”). After the Share Consolidation, the maximum number of ordinary shares in respect of which any awards may be granted or paid out under the 2020 Plan is 600,000 ordinary shares of par value of US$0.01 per share.

Statutory reserve

During the years ended December 31, 2024, 2023 and 2022, Blue Hat PRC entities collectively attributed nil, nil and nil of retained earnings for their statutory reserves, respectively.

Capital contributions

During the year ended December 31, 2024, 2023 and 2022, the Company’s shareholders contributed $876,680, $37,567,299, and $7,908,957 to the Company.